UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:       Nierenberg Investment Management Company, Inc.
Address:    19605 NE 8th Street
            Camas, WA 98607

                           13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:    David Nierenberg
          Title:   President
          Phone:   360-604-8600

Signature, Place, and Date of Signing:

                  DAVID NIERENBERG, Camas, WA November 14, 2006

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:             -1-
                                        ----------------

Form 13F Information Table Entry Total:        15
                                        ----------------

Form 13F Information Table Value Total:      $449,249
                                        ----------------
                                           (thousands)

List of Other Included Mangers: 1 - Nierenberg Investment Management Offshore,
                                Inc.

Form 13F Information Table

                                 TITLE OF                        SHARES/  SH/ PUT/  INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP      VALUE    PRN AMT  PRN CALL  DSCRETN(1)  MANAGERS   SOLE       SHARED    NONE
-----------------------          --------  ---------   --------  -------  --- ----  -------     --------   ----       ------    ----
BROOKS AUTOMATION INC            Common     114340102   63,955  4,900,738  SH       defined        1     3,737,740  1,162,998
ELECTRO SCIENTIFIC INDS INC      Common     285229100   53,069  2,576,184  SH       defined        1     1,970,989    605,195
KOREA FUND                       Common     500634100   23,376    624,700  SH       defined        1       479,925    144,775
LATIN AMER EQUITY FD INC NEW     Common     51827Q106    8,201    218,700  SH       defined        1       168,210     50,490
MEDCATH CORPORATION              Common     58404W109   52,120  1,732,130  SH       defined        1     1,330,614    401,516
METALLIC VENTURES GOLD INC       Common     591253109   16,045  8,924,861  SH       defined        1     6,812,886  2,111,975
METALLIC VENTURES GOLD-WTS       Common     591253109      171    371,700  SH       defined        1       353,980     17,720
MEXICAN RESTAURANTS INC          Common     59283R104   12,287  1,192,956  SH       defined        1       922,965    269,991
NATCO GROUP INC                  Common     63227W203    3,170    110,061  SH       defined        1        85,603     24,458
NATUS MEDICAL INC                Common     639050103   52,674  3,858,914  SH       defined        1     2,966,756    892,158
PEDIATRIC SVCS OF AMERICA        Common     705323103   17,572  1,453,444  SH       defined        1     1,143,018    310,426
RADISYS CORP                     Common     750459109   43,735  2,058,101  SH       defined        1     1,602,710    455,391
SUPERIOR ENERGY SERVICES INC     Common     868157108   73,226  2,788,500  SH       defined        1     2,141,900    646,600
THAI FD INC.                     Common     882904105    3,325    335,900  SH       defined        1       257,995     77,905
YAMANA GOLD INC                  Common     98462Y100   26,323  2,845,700  SH       defined        1     2,206,060    639,640

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.